B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions

	2025	2024

Customer finance credit	1,090	4,522

Trade receivables 1)	40,327	44,151

Contract assets	7,333	6,924

Contract liabilities	36,867	41,229

Deferred sales commissions 2)	954	1,195

1)	Total trade receivables include SEK 144 (177) million relating to associated companies.
2)
Of the total Deferred sales commissions balance SEK 506 (491) million is current. The non-current
balance is presented within Other financial assets,
non-current
(see note F3 ”Financial assets,
non-current”)
and the current balance is presented within Other current receivables (see note B7 ”Other current receivables”).

Summary of Significant Movements in Contract Assets and Liabilities
Revenue recognized in the period

	2025	2024

Revenue recognized relating to the opening contract liability balance	30,249	23,980

Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	780	138
Transaction price allocated to the remaining performance obligations

	2025	2024

Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	122,539	134,199